INCOME TAXES - Movement of the valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement of allowances
Beginning of the year	$ 70,627
End of the year	50,118	$ 70,627
Allowance
Movement of allowances
Beginning of the year	70,627	76,522	$ 65,399
Additions (Reversals)	(21,585)	(6,156)	11,051
Foreign exchange effect	1,076	261	72
End of the year	$ 50,118	$ 70,627	$ 76,522